Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (1,031,138)	$ (754,750)	$ 2,390,166	$ 617,725